Derivative financial instruments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax		$ (6,232,000)	$ 10,696,000
Effect on settlement of hedging financial instruments	$ 0	0	818,000
Interest rate hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax			644,000
Effect on settlement of hedging financial instruments			818,000
Unrealized gain (loss) net of tax income			454,000
Copper and Zinc prices hedge
Disclosure of derivative financial instruments [Line Items]
Unrealized gain (loss) before tax		(8,839,000)	15,171,000
Unrealized gain (loss) net of tax income		$ (6,232,000)	$ 10,696,000